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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Magten Asset Management Corp.
Address: 35 East 21st Street
         New York, New York  10010

Form 13F File Number: 28-3508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Talton R. Embry
Title:   Managing Director
Phone:   (212) 529-6600

Signature, Place, and Date of Signing:

    /s/ Talton R. Embry  New York, New York    August 9, 2001
    ____________________ _____________________ _________________
         [Signature]        [City, State]        [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































                                2



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $42,383
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-


























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
                                                   Form 13F INFORMATION TABLE
  COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5            COLUMN 6        COLUMN 7         COLUMN 8

                                             MARKET      SHRS                   INVESTMENT
                       TITLE                 VALUE       OR        SH/ PUT/     DISCRETION       OTHER      VOTING AUTHORITY
NAME OF ISSUER         OF CLASS   CUSIP      (X1000)     PRN AMT   PRN CALL  SOLE SHARED OTHER   MGRS     SOLE    SHARED     NONE
--------------         --------   -----      -------     -------   --------  ------------------  -----    ------------------------
AAMES FINANCIAL      CONVERTIBLE  00253AAE1  1,108,800   5,040,000                   X                       5,040,000
  5.5% CV 3/15/06
AMERICAN REAL ESTATE COMMON STOCK 29169109   1,093,680     111,600                   X                         111,600
  PARTNERS, L.P.
AMERICAN RETIREMENT  CONVERTIBLE  028913AA9  6,403,800   8,210,000                   X                       4,210,000  4,000,000
  5.75 CV 10/01/02
ASSISTED LIVING      CONVERTIBLE  04543LAE9    450,000   1,500,000                   X                         750,000    750,000
  5.625% CV 5/1/03
ALT LIVING (ALTERRA) CONVERTIBLE  02145KAB3    224,000  11,200,000                   X                       5,975,000  5,225,000
  5.25% CV 12/15/02
ATLANTIC REALTY      COMMON STOCK 48798102   1,702,125     191,250                   X                          42,850    148,400
  TRUST
BURNHAM PACIFIC      COMMON STOCK 12232C108  1,537,920     320,400                   X                         320,400
  PROPERTIES INC.
BANYAN STRATEGIC     COMMON STOCK 06683M102    769,388     732,750                   X                         199,150    533,600
  REALTY TRUST
FIRST UNION REIT     COMMON STOCK 337400105  6,902,392   3,001,040                   X                         967,440  2,033,600
GOLF TRUST OFAMERICA COMMON STOCK 38168B103    643,909      83,300                   X                          83,300
HORIZON GROUP        COMMON STOCK 44041U102    357,666     140,261                   X                          30,175    110,086
  PROPERTIES INC.
IMPERIAL PARKING
  CORP               COMMON STOCK 453077109  3,530,513     151,850                   X                          47,005    104,845
JPS INDUSTRIES       COMMON STOCK 46624E405  5,604,402   1,000,786                   X                         281,375    719,411
LASER MORTGAGE       COMMON STOCK 51806D100    159,600      40,000                   X                          40,000
  MGMT INC.
OWENS ILLINOIS       PREFERRED    690768502    710,000      50,000                   X                          50,000
  4.75% CV PFD
PERINI CORP.         PREFERRED    713839306    723,900      25,400                   X                          25,400
  2.125 CV PFD
PRIME GROUP REALTY   COMMON STOCK 74158J103  1,393,200     103,200                   X                         103,200
  TRUST
QUADRAMED CORP       CONVERTIBLE  74730WAC5  7,904,000  12,350,000                   X                       4,375,000  7,975,000
  CONV 5.25% 5/1/05
SEABULK INT'L INC    COMMON STOCK 81169P101  1,163,500     232,700                   X                         232,700

GRAND TOTAL:                                42,382,795






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